Equity (Narrative) (Details)		1 Months Ended				12 Months Ended
	Jan. 12, 2022 $ / shares	May 24, 2022 $ / shares	Dec. 01, 2021 $ / shares shares	Nov. 30, 2021 $ / shares	Nov. 30, 2021 USD ($) shares	Mar. 31, 2022 CAD ($) Share $ / shares shares	Mar. 31, 2022 USD ($) Share shares	Mar. 31, 2021 CAD ($) Share $ / shares shares	Mar. 31, 2021 USD ($) Share shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued to a contractor in exchange for services								20,000	20,000
Value of common shares issued to a contractor in exchange for services | $									$ 24,448
Number of common shares issued pursuant to vesting of restricted share units						290,800	290,800	325,200	325,200
Value of common shares issued pursuant to vesting of restricted share units | $							$ 771,063		$ 584,244
Amount reallocated from reserves to share capital in connection with vesting of restricted share units | $							$ 70,042		$ 241,502
Number of share options exercised in share-based payment arrangement | Share						386,824	386,824	1,495,394	1,495,394
Proceeds from exercise of options | $							$ 2,059,991		$ 1,803,432
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares						$ 6.74		$ 3.13
Amount reallocated from reserves to share capital in connection with exercise of options | $							$ 1,195,058		$ 2,056,713
Number of common shares issued in ATM Equity Program						2,174,503	2,174,503	3,272,700	3,272,700
Proceeds from common shares issued in ATM Equity Program						$ 43,588,175	$ 34,956,134	$ 81,726,582	$ 64,543,080
Average price per ATM Share | $ / shares						$ 19.44		$ 24.95
Shares reserved for issuance under stock option plan, maximum percentage of total issued and outstanding shares						10.00%	10.00%
Maximum percentage of yearly shares issuable to any one optionee under stock option plan						5.00%	5.00%
Maximum term of options granted						10 years	10 years
Description of vesting requirements						Options granted to consultants performing investor relations activities shall vest over a minimum of 12 months with no more than 1/4 of such options vesting in any 3-month period. All other options vest at the discretion of the Board of Directors.	Options granted to consultants performing investor relations activities shall vest over a minimum of 12 months with no more than 1/4 of such options vesting in any 3-month period. All other options vest at the discretion of the Board of Directors.
Cash commission paid in Equity Distribution Agreement | $							$ 1,048,683		$ 1,842,480
Number of stock options granted | Share						415,000	415,000	227,600	227,600
Number of warrants granted in Norway Acquisition						250,000	250,000
Number of warrants vesting upon receipt of all regulatory permits required to commence construction						80,000	80,000
Number of warrants vesting upon commencement of the mining of digital currency or other revenue generating activity						90,000	90,000
Share-based compensation | $							$ 6,753,250		$ 1,654,346
Number Of Warrants Issued						300,000	300,000
Warrants exercised weighted average exercise price | $ / shares						$ 15.55
Warrants Expected Life						2 years	2 years
Fair Value Of Warrants | $							$ 2,030,045
Warrants Risk Free Interest Rate						0.46%	0.46%
Warrants Expected Volatility						105.00%	105.00%
Warrants Forfeiture Rate						0.00%	0.00%
Warrants Expected Dividend						0.00%	0.00%
Number of special warrants issued					3,834,100
Special warrants exercised weighted average exercise price | $ / shares	$ 30			$ 30
Gross proceeds from special warrants issued | $					$ 115,023,000
Valor Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued in investment						800,000	800,000
Value of common shares issued in investment | $							$ 12,726,694
Titanio [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued in investment						213,354	213,354
Value of common shares issued in investment | $							$ 1,849,745
Number Of Warrants Issued			106,677
Warrants exercised weighted average exercise price | $ / shares			$ 30
Description Of Warrant Is Exercise			Each Warrant is exercisable for one share on or before September 15, 2024,
GPU Atlantic Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued in acquisition						1,000,000	1,000,000
Value of common shares issued in acquisition						$ 23,255,434	$ 18,559,804
Quebec Acquisition [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued in acquisition								3,000,000	3,000,000
Value of common shares issued in acquisition								$ 3,450,000	$ 2,458,470
Stock option 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options exercised in share-based payment arrangement | Share						219,824	219,824	37,500	37,500
Value of common shares issued for options exercised						$ 2,198,240	$ 1,735,458	$ 4,673,819	$ 3,779,887
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares						$ 10		$ 1.45
Stock option 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options exercised in share-based payment arrangement | Share						100,000	100,000	1,125,000	1,125,000
Value of common shares issued for options exercised						$ 310,000	$ 247,663
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares						$ 3.1		$ 1.5
Stock option 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options exercised in share-based payment arrangement | Share						50,000	50,000	60,000	60,000
Value of common shares issued for options exercised						$ 72,500	$ 56,442
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares						$ 1.45		$ 3.1
Stock option 4 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options exercised in share-based payment arrangement | Share						17,000	17,000	268,894	268,894
Value of common shares issued for options exercised						$ 25,500	$ 20,428
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares						$ 1.5		$ 10
Stock option 5 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options exercised in share-based payment arrangement | Share								4,000	4,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares								$ 14.25
Stock option [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation | $							$ 5,775,390		$ 936,127
Restricted share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments vested | Share						290,800	290,800	325,200	325,200
Shares reserved for issuance under restricted share unit plan, maximum percentage of total issued and outstanding shares						10.00%	10.00%
Maximum percentage of yearly shares issuable to any one optionee under restricted share unit plan						5.00%	5.00%
Maximum number of shares authorized in share-based arrangment							10,000,000
Share-based compensation | $							$ 977,860		$ 718,219
Number of other equity instruments granted | Share						8,000	8,000	62,000	62,000
Restricted share-units granted in subsequent period [Member] | Restricted share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted | Share						7,000	7,000
Subsequent Event - Consolidation Common Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Consolidation results, description		on the basis of five (5) pre-Consolidation Common Shares for one (1) post-Consolidation Common Shares
Exercise price, share options granted | $ / shares		$ 30